UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	June 30
Date of reporting period:	December 31, 2025

T-REX 2X Long NVIDIA Daily Target ETF T-REX 2X Inverse NVIDIA Daily Target ETF T-REX 2X Long Tesla Daily Target ETF T-REX 2X Inverse Tesla Daily Target ETF (the “T-REX 2X Daily Target ETFs)

ITEM 1.(a).  Reports to Stockholders.

T-REX 2X Long Tesla Daily Target ETF Tailored Shareholder Report

semi-annual shareholder report December 31, 2025 T-REX 2X Long Tesla Daily Target ETF ticker: TSLT (Listed on the Cboe BZX Exchange, Inc.)

This semi-annual shareholder report contains important information about the T-REX 2X Long Tesla Daily Target ETF for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.rexshares.com/tslt/. You can also contact us at (833) 759-6110.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long Tesla Daily Target ETF	$70	1.05%¹
¹	Annualized.

Market Exposure

Total Return Swap Contracts   200.00%

"Market Exposure" includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition
Cash	65.40%
Derivatives	11.96%
Other Assets, Net of Liabilities	22.64%

For additional information about the Fund; including its prospectus, summary prospectus, financial information, holdings and proxy information, visit https://www.rexshares.com/tslt/.

Key Fund Statistics

(as of December 31, 2025)

Fund Net Assets	$338,101,296
Number of Holdings	7
Total Net Advisory Fee	$2,225,110
Portfolio Turnover Rate	48,061.13%

What did the Fund invest in?

(% of Net Assets as of December 31, 2025)

T-REX 2X Inverse Tesla Daily Target ETF Tailored Shareholder Report

semi-annual Shareholder Report December 31, 2025 T-REX 2X Inverse Tesla Daily Target ETF ticker: TSLZ (Listed on the Cboe BZX Exchange, Inc.)

This semi-annual shareholder report contains important information about the T-REX 2X Inverse Tesla Daily Target ETF for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.rexshares.com/tslz/. You can also contact us at (833) 759-6110.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Inverse Tesla Daily Target ETF	$36	1.05%¹
¹	Annualized.

Market Exposure

Total Return Swap Contracts   200.00%

"Market Exposure" includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition
Cash	126.18%
Derivatives	-9.04%
Liabilities in Excess of Other Assets	-17.14%

For additional information about the Fund; including its prospectus, summary prospectus, financial information, holdings and proxy information, visit https://www.rexshares.com/tslz/.

Key Fund Statistics

(as of December 31, 2025)

Fund Net Assets	$80,304,661
Number of Holdings	4
Total Net Advisory Fee	$423,558
Portfolio Turnover Rate	0.00%

What did the Fund invest in?

(% of Net Assets as of December 31, 2025)

T-REX 2X Long NVIDIA Daily Target ETF Tailored Shareholder Report

semi-annual Shareholder Report December 31, 2025 T-REX 2X Long NVIDIA Daily Target ETF ticker: NVDX (Listed on the Cboe BZX Exchange, Inc.)

This semi-annual shareholder report contains important information about the T-REX 2X Long NVIDIA Daily Target ETF for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.rexshares.com/nvdx/. You can also contact us at (833) 759-6110.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long NVIDIA Daily Target ETF	$59	1.05%¹
¹	Annualized.

Market Exposure

Total Return Swap Contracts   200.00%

"Market Exposure" includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition
Cash	78.49%
Derivatives	6.63%
Other Assets, Net of Liabilities	14.88%

For additional information about the Fund; including its prospectus, summary prospectus, financial information, holdings and proxy information, visit https://www.rexshares.com/nvdx/.

Key Fund Statistics

(as of December 31, 2025)

Fund Net Assets	$635,775,655
Number of Holdings	6
Total Net Advisory Fee	$3,360,217
Portfolio Turnover Rate	0.00%

What did the Fund invest in?

(% of Net Assets as of December 31, 2025)

T-REX 2X Inverse NVIDIA Daily Target ETF Tailored Shareholder Report

semi-annual Shareholder Report December 31, 2025 T-REX 2X Inverse NVIDIA Daily Target ETF ticker: NVDQ (Listed on the Cboe BZX Exchange, Inc.)

This semi-annual shareholder report contains important information about the T-REX 2X Inverse NVIDIA Daily Target ETF for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.rexshares.com/nvdq/. You can also contact us at (833) 759-6110.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Inverse NVIDIA Daily Target ETF	$43	1.05%¹
¹	Annualized.

Market Exposure

Total Return Swap Contracts   200.00%

"Market Exposure" includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition
Cash	101.00%
Derivatives	-3.09%
Other Assets, Net of Liabilities	2.09%

For additional information about the Fund; including its prospectus, summary prospectus, financial information, holdings and proxy information, visit https://www.rexshares.com/nvdq/.

Key Fund Statistics

(as of December 31, 2025)

Fund Net Assets	$28,390,983
Number of Holdings	2
Total Net Advisory Fee	$209,483
Portfolio Turnover Rate	0.00%

What did the Fund invest in?

(% of Net Assets as of December 31, 2025)

ITEM 1.(b).  Not applicable.

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

T-REX 2X LONG TESLA DAILY TARGET ETF

T-REX 2X INVERSE TESLA DAILY TARGET ETF

T-REX 2X LONG NVIDIA DAILY TARGET ETF

T-REX 2X INVERSE NVIDIA DAILY TARGET ETF

FINANCIAL STATEMENTS

AND OTHER INFORMATION

Six Months Ended December 31, 2025 (unaudited)

T-REX Daily Target ETFs

FINANCIAL STATEMENTS | December 31, 2025

T-REX 2X LONG TESLA DAILY TARGET ETF

Schedule of InvestmentsDecember 31, 2025 (Unaudited)

See Notes to Financial Statements

Other Assets, Net of Liabilities - 100.00%(A)	$338,101,296
TOTAL NET ASSETS - 100.00%	$338,101,296

SWAP CONTRACTS
TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/ Obligation	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
Natixis	Tesla Inc.	Receive	OBFR01(B) +500bps	Monthly	4/13/26	$121,466,224	$331,413
TD Cowen	Tesla Inc.	Receive	OBFR01(B) +300bps	Monthly	4/30/26	52,971,170	30,378,512
CF Secured, LLC.	Tesla Inc.	Receive	OBFR01(B) +350bps	Monthly	8/10/26	108,568,254	1,070,094
Wells Fargo	Tesla Inc.	Receive	OBFR01(B) +275bps	Monthly	8/11/26	162,338,576	570,973
Clear Street Derivatives, LLC.	Tesla Inc.	Receive	OBFR01(B) +300bps	Quarterly	8/26/26	6,571,758	400,620
Clear Street Derivatives, LLC.	Tesla Inc.	Receive	OBFR01(B) +400bps	Quarterly	12/15/26	111,267,025	(2,602,778)
Marex Prime Services	Tesla Inc.	Receive	OBFR01(B) +200bps	Monthly	12/7/27	113,042,069	10,284,780
TOTAL RETURN SWAP CONTRACTS						$ 676,225,076	$40,433,614

(A)Includes cash which is being held as collateral for total return swap contracts.

(B)OBFR01 - Overnight Bank Funding Rate, 3.64% as of December 31, 2025.

FINANCIAL STATEMENTS | December 31, 2025

T-REX 2X INVERSE TESLA DAILY TARGET ETF

Schedule of InvestmentsDecember 31, 2025 (Unaudited)

See Notes to Financial Statements

Other Assets, Net of Liabilities - 100.00%(A)	$80,304,661
TOTAL NET ASSETS - 100.00%	$80,304,661

SWAP CONTRACTS
TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity / Obligation	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
TD Cowen	Tesla, Inc.	Pay	OBFR01(B) -50bps	Monthly	4/30/26	$(23,764,104)	$(7,874,417)
CF Secured, LLC.	Tesla, Inc.	Pay	OBFR01(B) -300bps	Monthly	8/10/26	(46,693,978)	(19,594)
Marex Prime Services	Tesla, Inc.	Pay	OBFR01(B) -100bps	Monthly	8/25/26	(50,867,379)	(826,834)
Clear Street Derivatives, LLC.	Tesla, Inc.	Pay	OBFR01(B) -45bps	Quarterly	10/7/26	(39,289,339)	1,463,596
TOTAL RETURN SWAP CONTRACTS						$(160,614,800)	$(7,257,249)

(A)Includes cash which is being held as collateral for total return swap contracts.

(B)OBFR01 - Overnight Bank Funding Rate, 3.64% as of December 31, 2025.

FINANCIAL STATEMENTS | December 31, 2025

T-REX 2X LONG NVIDIA DAILY TARGET ETF

Schedule of InvestmentsDecember 31, 2025 (Unaudited)

See Notes to Financial Statements

Other Assets, Net of Liabilities - 100.00%(A)	$635,775,655
TOTAL NET ASSETS - 100.00%	$635,775,655

SWAP CONTRACTS
TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity / Obligation	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
TD Cowen	NVIDIA Corp.	Receive	OBFR01(B) +300bps	Monthly	3/26/26	$135,889,495	$55,438,536
Natixis	NVIDIA Corp.	Receive	OBFR01(B) +350bps	Monthly	4/20/26	235,895,271	(14,879,682)
Clear Street Derivatives, LLC.	NVIDIA Corp.	Receive	OBFR01(B) +300bps	Quarterly	7/31/26	4,662,500	(576,017)
CF Secured, LLC.	NVIDIA Corp.	Receive	OBFR01(B) +300bps	Monthly	10/6/26	384,958,193	(5,640,788)
Clear Street Derivatives, LLC.	NVIDIA Corp.	Receive	OBFR01(B) +500bps	Quarterly	12/8/26	290,522,800	1,468,507
Marex Prime Services	NVIDIA Corp.	Receive	OBFR01(B) +500bps	Monthly	11/4/27	218,563,640	6,311,457
TOTAL RETURN SWAP CONTRACTS						$1,270,491,899	$42,122,013

(A)Includes cash which is being held as collateral for total return swap contracts.

(B)OBFR01 - Overnight Bank Funding Rate, 3.64% as of December 31, 2025.

FINANCIAL STATEMENTS | December 31, 2025

T-REX 2X INVERSE NVIDIA DAILY TARGET ETF

Schedule of InvestmentsDecember 31, 2025 (Unaudited)

See Notes to Financial Statements

Other Assets, Net of Liabilities - 100.00%(A)	$28,390,983
TOTAL NET ASSETS - 100.00%	$28,390,983

SWAP CONTRACTS
TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/ Obligation	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
CF Secured, LLC.	NVIDIA Corp.	Pay	OBFR01(B) -250bps	Monthly	11/11/26	$(28,879,525)	$627,783
Clear Street Derivatives, LLC.	NVIDIA Corp.	Pay	OBFR01(B) -45bps	Quarterly	12/8/26	(27,902,825)	(1,505,834)
TOTAL RETURN SWAP CONTRACTS						$(56,782,350)	$(878,051)

(A)Includes cash which is being held as collateral for total return swap contracts.

(B)OBFR01 - Overnight Bank Funding Rate, 3.64% as of December 31, 2025.

FINANCIAL STATEMENTS | December 31, 2025

See Notes to Financial Statements

T-REX 2X DAILY TARGET ETFS

Statements of Assets and LiabilitiesDecember 31, 2025 (Unaudited)

	Long Tesla	Inverse Tesla	Long NVIDIA	Inverse NVIDIA
ASSETS
Cash collateral held for open total return swap contracts (Note 1)	$171,695,546	$94,476,918	$436,624,708	$26,031,742
Cash	49,426,145	6,855,232	62,380,705	2,643,115
Receivable for capital stock sold	—	1,779,678	47,138,934	—
Net unrealized appreciation of total return swap contracts	40,433,614	—	42,122,013	—
Due from counterparty on total return swap contracts	78,559,860	—	50,156,140	622,722
TOTAL ASSETS	340,115,165	103,111,828	638,422,500	29,297,579

LIABILITIES
Payable for capital stock redeemed	1,602,376	7,949,226	2,056,972	—
Accrued advisory fees (Note 2)	411,493	63,695	589,873	28,545
Net unrealized depreciation of total return swap contracts	—	7,257,249	—	878,051
Due to counterparty on total return swap contracts	—	7,536,997	—	—
TOTAL LIABILITIES	2,013,869	22,807,167	2,646,845	906,596
NET ASSETS	$338,101,296	$80,304,661	$635,775,655	$28,390,983

Net Assets Consist of:
Paid-in capital	$36,440,375	$298,713,342	$423,309,999	$102,159,930
Distributable earnings (accumulated deficits)	301,660,921	(218,408,681)	212,465,656	(73,768,947)
Net Assets	$338,101,296	$80,304,661	$635,775,655	$28,390,983

NET ASSET VALUE PER SHARE
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	12,660,000	6,768,473	37,090,000	1,689,548
Net Asset Value and Offering Price Per Share	$26.71	$11.86	$17.14	$16.80

FINANCIAL STATEMENTS | December 31, 2025

See Notes to Financial Statements

T-REX 2X DAILY TARGET ETFS

Statements of OperationsSix Months Ended

	Long Tesla	Inverse Tesla	Long NVIDIA	Inverse NVIDIA
EXPENSES
Investment Advisory fees (Note 2)	$2,225,110	$423,558	$3,360,217	$209,483
Total expenses	2,225,110	423,558	3,360,217	209,483

Net investment income (loss)	(2,225,110)	(423,558)	(3,360,217)	(209,483)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	23,914,543	—	(5,500,912)	—
Net realized gain (loss) on total return swap contracts	238,188,409	(73,594,405)	175,011,844	(29,643,992)
Net realized gain (loss) on investments and total return swap contracts	262,102,952	(73,594,405)	169,510,932	(29,643,992)

Net change in unrealized appreciation (depreciation) of investments	9,667	—	—	—
Net change in unrealized appreciation (depreciation) of total return swap contracts	(25,899,376)	8,654,258	(23,059,763)	13,459,251
Net change in unrealized appreciation (depreciation) of investments and total return swap contracts	(25,889,709)	8,654,258	(23,059,763)	13,459,251

Net realized and unrealized gain (loss)	236,213,243	(64,940,147)	146,451,169	(16,184,741)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$233,988,133	$(65,363,705)	$143,090,952	$(16,394,224)

FINANCIAL STATEMENTS | December 31, 2025

See Notes to Financial Statements

FINANCIAL STATEMENTS | December 31, 2025

See Notes to Financial Statements

T-REX 2X DAILY TARGET ETFS

T-REX 2X DAILY TARGET ETFS

Statements of Changes in Net Assets

	Long Tesla		Inverse Tesla		Long NVIDIA		Inverse NVIDIA
	Six Months Ended December 31, 2025 (unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (unaudited)	Year Ended June 30, 2025
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$(2,225,110)	$(4,385,198)	$(423,558)	$(773,517)	$(3,360,217)	$(6,462,852)	$(209,483)	$(501,473)
Net realized gain (loss) on investments and total return swap contracts	262,102,952	311,630,256	(73,594,405)	(116,681,985)	169,510,932	251,392,065	(29,643,992)	(21,299,102)
Net change in unrealized appreciation (depreciation) of investments and total return swap contracts	(25,889,709)	(31,873,165)	8,654,258	(7,118,013)	(23,059,763)	(147,304,350)	13,459,251	(13,230,960)
Increase (decrease) in net assets from operations	233,988,133	275,371,893	(65,363,705)	(124,573,515)	143,090,952	97,624,863	(16,394,224)	(35,031,535)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders	—	—	(589,852)	(1,847,467)	—	(92,910,312)	(77,469)	(2,059,219)
Net realized gain	—	—	—	—	(19,619,372)	—	—	—
Decrease in net assets from distributions	—	—	(589,852)	(1,847,467)	(19,619,372)	(92,910,312)	(77,469)	(2,059,219)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Proceeds from shares issued	1,040,505,562	1,300,315,815	216,761,137	1,098,130,482	1,690,571,856	2,006,642,272	86,513,231	739,617,657
Cost of shares redeemed	(1,319,043,791)	(1,526,129,186)	160,062,529)	(923,536,836)	(1,824,981,771)	(2,015,230,297)	(89,223,067)	(693,450,171)
Increase (decrease) in net assets from capital stock transactions	(278,538,229)	(225,813,371)	56,698,608	174,593,646	(134,409,915)	(8,588,025)	(2,709,836)	46,167,486

NET ASSETS
Increase (decrease) during period	(44,550,096)	49,558,522	(9,254,949)	48,172,664	(10,938,335)	(3,873,474)	(19,181,529)	9,076,732
Beginning of period	382,651,392	333,092,870	89,559,610	41,386,946	646,713,990	650,587,464	47,572,512	38,495,780

End of period	$ 338,101,296	$ 382,651,392	$ 80,304,661	$ 89,559,610	$ 635,775,655	$ 646,713,990	$ 28,390,983	$ 47,572,512

FINANCIAL STATEMENTS | December 31, 2025

T-REX 2X DAILY TARGET ETFS

Financial HighlightsSelected Per Share Data Throughout Each Period

See Notes to Financial Statements

	Long Tesla
	Six Months Ended December 31, 2025, (unaudited)	Year Ended June 30, 2025	Period Ended June 30, 2024*
Net asset value, beginning of period	$16.11	$12.64	$25.00
Investment activities
Net investment income (loss)(1)	(0.12)	(0.21)	(0.08)
Net realized and unrealized gain (loss) on investments(2)	10.72	3.68	(12.28)
Total from investment activities	10.60	3.47	(12.36)

Net asset value, end of period	$26.71	$16.11	$12.64

Total Return(3)	65.76%	27.45%	(49.44%)
Ratios/Supplemental Data
Ratios to average net assets (4)
Expenses	1.05%	1.05%	1.05%
Net investment income (loss)	(1.05%)	(1.05%)	(1.05%)
Portfolio turnover rate(3)	48,061.13%	19,034.58%	0.00	%(5)
Net assets, end of period (000s)	$338,101	$382,651	$333,093

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to the timing of share transactions for the period.

(3)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(4)Ratios to average net assets have been annualized for periods less than one year.

(5)Ratio is zero due to the Funds not holding any long term securities at any month end during the period.

*The Fund commenced operations on October 19, 2023.

FINANCIAL STATEMENTS | December 31, 2025

T-REX 2X DAILY TARGET ETFS

Financial HighlightsSelected Per Share Data Throughout Each Period

See Notes to Financial Statements

	Inverse Tesla
	Six Months Ended December 31, 2025, (unaudited)	Year Ended June 30, 2025	Period Ended June 30, 2024*
Net asset value, beginning of period	$33.00	$489.80 (6)	$600.00 (6)
Investment activities
Net investment income (loss)(1)	(0.09)	(0.60)	(5.00)
Net realized and unrealized gain (loss) on investments(2)	(20.97)	(455.20)	(50.00)
Total from investment activities	(21.06)	(455.80)	(55.00)
Distributions
Net investment income	(0.08)	(1.00)	(42.60)
Net realized gain	—	—	(12.60)
Total distributions	(0.08)	(1.00)	(55.20)

Net asset value, end of period	$11.86	$33.00	$489.80

Total Return(3)	(63.88%)	(93.07%)	(7.87%)
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses	1.05%	1.05%	1.05%
Net investment income (loss)	(1.05%)	(1.05%)	(1.05%)
Portfolio turnover rate(3)(5)	0.00%	0.00%	0.00%
Net assets, end of period (000s)	$80,305	$89,560	$41,387

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to the timing of share transactions for the period.

(3)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(4)Ratios to average net assets have been annualized for periods less than one year.

(5)Ratio is zero due to the Funds not holding any long term securities at any month end during the period.

(6)On October 28, 2025, Inverse Tesla effected a 1 for 20 reverse stock split. All historical per share information has been retroactively adjusted to reflect this reverse stock split (Note 5).

*The Fund commenced operations on October 19, 2023.

FINANCIAL STATEMENTS | December 31, 2025

T-REX 2X DAILY TARGET ETFS

Financial HighlightsSelected Per Share Data Throughout Each Period

See Notes to Financial Statements

	Long NVIDIA
	Six Months Ended December 31, 2025, (unaudited)		Year Ended June 30, 2025	Period Ended June 30, 2024*
Net asset value, beginning of period	$14.59		$16.90	$2.50 (5)
Investment activities
Net investment income (loss) (1)	(0.09)		(0.14)	(0.07)
Net realized and unrealized gain (loss) on investments(2)	3.21		—	14.47
Total from investment activities	3.12		(0.14)	14.40
Distributions
Net realized gain	(0.57)		(2.17)	—
Total distributions	(0.57)		(2.17)	—

Net asset value, end of period	$17.14		$14.59	$16.90

Total Return(3)	21.36%		(1.49%)	575.94%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses	1.05%		1.05%	1.05%
Net investment income (loss)	(1.05%)		(1.05%)	(0.97%)
Portfolio turnover rate(3)	0.00	%(6)	37,731.66%	5,300.58%
Net assets, end of period (000s)	$635,776		$646,714	$650,587

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to the timing of share transactions for the period.

(3)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(4)Ratios to average net assets have been annualized for periods less than one year.

(5)On July 16, 2024, Long NVIDIA effected a 10 for 1 stock split. All historical per share information has been retroactively adjusted to reflect this stock split (Note 5).

(6)Ratio is zero due to the Funds not holding any long term securities at any month end during the period.

*The Fund commenced operations on October 19, 2023.

FINANCIAL STATEMENTS | December 31, 2025

T-REX 2X DAILY TARGET ETFS

Financial HighlightsSelected Per Share Data Throughout Each Period

See Notes to Financial Statements

	Inverse NVIDIA
	Six Months Ended December 31, 2025, (unaudited)	Year Ended June 30, 2025	Period Ended June 30, 2024*
Net asset value, beginning of period	$27.20	$120.40 (6)	$1,800.00 (6)
Investment activities
Net investment income (loss) (1)	(0.11)	(0.60)	(1.40)
Net realized and unrealized gain (loss) on investments(2)	(10.25)	(89.60)	(1,547.80)
Total from investment activities	(10.36)	(90.20)	(1,549.20)
Distributions
Net investment income	(0.04)	(3.00)	(108.00)
Net realized gain	—	—	(22.40)
Total distributions	(0.04)	(3.00)	(130.40)

Net asset value, end of period	$16.80	$27.20	$120.40

Total Return(3)	(38.06%)	(76.27%)	(92.54%)
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses	1.05%	1.05%	1.05%
Net investment income (loss)	(1.05%)	(1.05%)	(1.05%)
Portfolio turnover rate(3)(5)	0.00%	0.00%	0.00%
Net assets, end of period (000s)	$28,391	$47,573	$38,496

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to the timing of share transactions for the period.

(3)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(4)Ratios to average net assets have been annualized for periods less than one year.

(5)Ratio is zero due to the Funds not holding any long term securities at any month end during the period.

(6)On October 28, 2025, Inverse NVIDIA effected a 1 for 20 reverse stock split and on July 16, 2024, Inverse NVIDIA effected a 1 for 3 reverse stock split. All historical per share information has been retroactively adjusted to reflect these reverse stock splits (Note 5).

*The Fund commenced operations on October 19, 2023.

FINANCIAL STATEMENTS | December 31, 2025

T-REX 2X DAILY TARGET ETFS

Notes to Financial StatementsDecember 31, 2025 (Unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The T-Rex 2X Long Tesla Daily Target ETF (“Long Tesla”), T-Rex 2X Inverse Tesla Daily Target ETF (“Inverse Tesla”), T-Rex 2X Long NVIDIA Daily Target ETF (“Long NVIDIA”) and the T-Rex 2X Inverse NVIDIA Daily Target ETF (“Inverse NVIDIA”) are each a non-diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The offering of the Funds’ shares are registered under the Securities Act of 1933. The Funds commenced operations on October 19, 2023.

The investment objectives of the Funds are as follows:

Fund	Objective
Long Tesla	To seek daily investment results, before fees and expenses, of 200% of the daily performance of Tesla, Inc. (NASDAQ: TSLA) (“TSLA”)
Inverse Tesla	To seek daily investment results, before fees and expenses, of 200% of the inverse (or opposite) of the daily performance of TSLA
Long NVIDIA	To seek daily investment results, before fees and expenses, of 200% of the daily performance of NVIDIA Corp. (NASDAQ: NVDA) (“NVDA”)
Inverse NVIDIA	To seek daily investment results, before fees and expenses, of 200% of the inverse (or opposite) of the daily performance of NVDA

Each Fund is deemed to be an individual operating and reporting segment and are not part of a consolidated reporting entity. The objective and strategy, as outlined in the Funds’ prospectus under the heading “Principal Investment Strategies,” are used by Tuttle Capital Management, LLC (the “Advisor”) to make investment decisions, and the results of the Funds’ operations, as shown in their Statements of Operations and Financial Highlights, are the information utilized for the day-to-day management of the Funds. Due to the significance of oversight and its role in the Funds’ management, each Fund’s investment manager is deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

FINANCIAL STATEMENTS | December 31, 2025

T-REX 2X DAILY TARGET ETFS

Notes to Financial Statements - continuedDecember 31, 2025 (Unaudited)

Security Valuation

The Funds record investments at fair value. Generally, the Funds’ domestic securities are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale are valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Other assets for which market prices are not readily available are valued at their fair value under procedures set by the Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Funds’ assets to the Advisor as the Valuation Designee pursuant to the Funds’ policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally are valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the- counter market.

Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to methodologies established by the Board. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) approved by the Board based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Short-term investments having a maturity of 60 days or less may be generally valued at amortized cost when it approximates fair value.

Exchange traded options are valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the exchange on which such options are traded. Futures and options on futures are valued at the settlement price determined by the exchange, or, if no settlement price is available, at the last sale price as of the close of business prior to when a Fund calculates Net Asset Value (“NAV”). Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Valuation Designee (as defined below). Swap agreements and other derivatives are generally valued daily depending on the type of instrument and reference assets based upon market prices, the mean between bid and asked price quotations from market makers, by a pricing service at a price received from the counterparty to the swap, or by the Valuation Designee in accordance with the valuation procedures approved by the Board.

FINANCIAL STATEMENTS | December 31, 2025

T-REX 2X DAILY TARGET ETFS

Notes to Financial Statements - continuedDecember 31, 2025 (Unaudited)

The Funds have adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Funds’ investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Funds’ investments as of December 31, 2025:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Long Tesla
Assets
Unrealized Appreciation of Total Return Swap Contracts	$—	$40,433,614	$—	$40,433,614
	$—	$40,433,614	$—	$40,433,614

Inverse Tesla
Liabilities
Unrealized Depreciation of Total Return Swap Contracts	$—	$(7,257,249)	$—	$(7,257,249)
	$—	$(7,257,249)	$—	$(7,257,249)

Long NVIDIA
Assets
Unrealized Appreciation of Total Return Swap Contracts	$—	$42,122,013	$—	$42,122,013
	$—	$42,122,013	$—	$42,122,013

FINANCIAL STATEMENTS | December 31, 2025

T-REX 2X DAILY TARGET ETFS

Notes to Financial Statements - continuedDecember 31, 2025 (Unaudited)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Inverse NVIDIA
Liabilities
Unrealized Depreciation of Total Return Swap Contracts	$—	$(878,051)	$—	$(878,051)
	$—	$(878,051)	$—	$(878,051)

Refer to the Funds’ Schedule of Investments for a listing of the securities by type. The Funds held no Level 3 securities at any time during the six months ended December 31, 2025.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Interest income is recorded on an accrual basis.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Funds have complied and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to its shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

FINANCIAL STATEMENTS | December 31, 2025

T-REX 2X DAILY TARGET ETFS

Notes to Financial Statements - continuedDecember 31, 2025 (Unaudited)

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the six months ended December 31, 2025, there were no such reclassifications.

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid annually by the Funds. The Funds distribute their net realized capital gains, if any, to shareholders annually. The Funds may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Funds issue and redeem shares to certain institutional investors (typically market makers or other broker-dealers) only in blocks of at least 10,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to Citibank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $250. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $250.

FINANCIAL STATEMENTS | December 31, 2025

T-REX 2X DAILY TARGET ETFS

Notes to Financial Statements - continuedDecember 31, 2025 (Unaudited)

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Funds may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Funds’ principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of December 31, 2025:

	Creation Unit Shares	Creation Transaction Fee	Value
Long Tesla	10,000	$250	$267,100
Inverse Tesla	10,000	$250	$118,600
Long NVIDIA	10,000	$250	$171,400
Inverse NVIDIA	10,000	$250	$168,000

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Funds, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking are secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Funds to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Funds acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statements of Assets and Liabilities, when applicable.

FINANCIAL STATEMENTS | December 31, 2025

T-REX 2X DAILY TARGET ETFS

Notes to Financial Statements - continuedDecember 31, 2025 (Unaudited)

Derivatives

Each Fund may enter into total return swap contracts, which may be used either as economically similar substitutes for owning the reference asset specified in the swap contract, such as the securities that comprise a given market index, particular securities or commodities, or other assets or indicators. They also may be used as a means of obtaining exposure in markets where the reference asset is unavailable or it may otherwise be impossible or impracticable for a Fund to own that asset. “Total return” refers to the payment (or receipt) of the total return on the underlying reference asset, which is then exchanged for the receipt (or payment) of an interest rate. Total return swap contracts provide a Fund with the additional flexibility of gaining exposure to a market or sector index in a potentially more economical way.

Most swap contracts entered into by a Fund provide for the calculation and settlement of the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a Fund’s current obligations (or rights) under a swap contract will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Other swap contracts may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the return on the reference entity. A Fund’s current obligations under the types of swaps that the Funds expect to enter into (e.g., total return swap contacts) will be accrued daily (offset against any amounts owed to a Fund by the counterparty to the swap) and any accrued but unpaid net amounts owed to a swap counterparty will be collateralized by the Fund posting collateral to a tri-party account between the Funds’ custodian, the Fund, and the counterparty. However, typically no payments will be made until the settlement date.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis and if the counterparty to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

FINANCIAL STATEMENTS | December 31, 2025

T-REX 2X DAILY TARGET ETFS

Notes to Financial Statements - continuedDecember 31, 2025 (Unaudited)

The following table presents the Funds’ gross derivative assets and liabilities by counterparty and contract type, net of amounts available for the offset under a master netting agreement and the related collateral received or pledged by each Fund as of December 31, 2025.

Long Tesla
	Total Return Swap Contracts
Counterparty	Derivative Assets	Derivative Liabilities	Net Derivative Assets (Liabilities)*	Collateral Pledged (Received)**	Net Amount
Natixis	$331,413	$—	$331,413	$—	$331,413
TD Cowen	30,378,512	—	30,378,512	—	30,378,512
CF Secured	1,070,094	—	1,070,093	—	1,070,094
Wells Fargo	570,974	—	570,974	—	570,974
Clear Street Derivatives	—	2,202,158	(2,202,158)	(2,202,158)	—
Marex Prime Services	10,284,780	—	10,284,780	—	10,284,780
	$42,635,773	$2,202,158	$40,433,614	$(2,202,158)	$42,635,773

Inverse Tesla
	Total Return Swap Contracts
Counterparty	Derivative Assets	Derivative Liabilities	Net Derivative Assets (Liabilities)*	Collateral Pledged (Received)**	Net Amount
TD Cowen	$—	$7,874,417	$(7,874,417)	$(7,874,417)	$—
CF Secured	—	19,594	(19,594)	(19,594)	—
Marex Prime Services	—	826,834	(826,834)	(826,834)	—
Clear Street Derivatives	1,463,596	—	1,463,596	—	1,463,596
	$1,463,596	$8,720,845	$(7,257,249)	$(8,720,845)	$1,463,596

Long NVIDIA
	Total Return Swap Contracts
Counterparty	Derivative Assets	Derivative Liabilities	Net Derivative Assets (Liabilities)*	Collateral Pledged (Received)**	Net Amount
TD Cowen	$55,438,536	$—	$55,438,536	$—	$55,438,536
Natixis	—	14,879,682	(14,879,682)	(14,879,682)	—
CF Secured	—	5,640,788	(5,640,788)	(5,640,788)	—
Clear Street Derivatives	892,489	—	892,489	—	892,489
Marex Prime Services	6,311,458	—	6,311,458	—	6,311,458
	$62,642,483	$20,520,470	$42,122,013	$(20,520,470)	$62,642,483

FINANCIAL STATEMENTS | December 31, 2025

T-REX 2X DAILY TARGET ETFS

Notes to Financial Statements - continuedDecember 31, 2025 (Unaudited)

Inverse NVIDIA
	Total Return Swap Contracts
Counterparty	Derivative Assets	Derivative Liabilities	Net Derivative Assets (Liabilities)*	Collateral Pledged (Received)**	Net Amount
CF Secured	$627,783	$—	$627,783	$—	$627,783
Clear Street Derivatives	—	1,505,834	(1,505,834)	(1,505,834)	—
	$627,783	$1,505,834	$(878,051)	$(1,505,834)	$627,783

*Statements of Assets and Liabilities location: Net unrealized appreciation (depreciation) of total return swap contracts.

**The actual collateral pledged (received) may be more than the amounts shown.

The average monthly notional amount of the total return swap contracts during the six months ended December 31, 2025 were as follows:

Fund	Average Monthly Notional Amount
Long Tesla	$690,341,111
Inverse Tesla	(154,117,342)
Long NVIDIA	1,286,626,349
Inverse NVIDIA	(74,128,166)

As of December 31, 2025, the Funds were invested in derivative contracts, which are reflected in the Statements of Assets and Liabilities as follows:

Risk: Equity Price
Derivative Type: Total return swap contracts

	Statements of Assets and Liabilities Location	Fair Value Amount
Long Tesla
Derivative Assets
	Net unrealized appreciation of total return swap contracts	$40,433,614
Inverse Tesla
Derivative Liabilities
	Net unrealized depreciation of total return swap contracts	(7,257,249)

FINANCIAL STATEMENTS | December 31, 2025

T-REX 2X DAILY TARGET ETFS

Notes to Financial Statements - continuedDecember 31, 2025 (Unaudited)

	Statements of Assets and Liabilities Location	Fair Value Amount
Long NVIDIA
Derivative Assets
	Net unrealized appreciation of total return swap contracts	$42,122,013
Inverse NVIDIA
Derivative Liabilities
	Net unrealized depreciation of total return swap contracts	(878,051)

The effect of derivative instruments on the Statements of Operations and whose underlying risk exposure is equity price risk for the six months ended December 31, 2025, is as follows:

Fund	Realized Gain (Loss) on Derivatives*	Change in Unrealized Appreciation (Depreciation) of Derivatives**
Long Tesla	$238,188,409	$(25,899,376)
Inverse Tesla	(73,594,405)	8,654,258
Long NVIDIA	175,011,844	(23,059,763)
Inverse NVIDIA	(29,643,992)	13,459,251

*Statements of Operations location: Net realized gain (loss) on total return swap contracts.

**Statements of Operations location: Net change in unrealized appreciation (depreciation) of total return swap contracts.

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss will be remote.

FINANCIAL STATEMENTS | December 31, 2025

T-REX 2X DAILY TARGET ETFS

Notes to Financial Statements - continuedDecember 31, 2025 (Unaudited)

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor is responsible for the day-to-day management of each of the Funds’ investments. The Advisor also: (i) furnishes the Funds with office space and certain administrative services; (ii) provides guidance and policy direction in connection with its daily management of each Fund’s assets, subject to the authority of the Board. Under the Advisory Agreement, the Advisor has agreed, at its own expense and without reimbursement from the Funds, to pay all expenses of each Fund, except for: the fee paid to the Advisor pursuant to the Advisory Agreement, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Funds, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Funds’ business.

For its services with respect to the Funds, the Advisor is entitled to receive an annual advisory fee, calculated daily and payable monthly as a percentage of each Fund’s average daily net assets, at a rate of 1.05%.

REX Shares, LLC (“REX”), a Delaware limited liability company, located in Miami, Florida, is an independent sponsor of ETFs. The research of an affiliate of REX was used in the creation of the Funds’ trading strategy. REX does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Funds. REX is not related to the Advisor, the Fund or any of the underlying stocks of the Funds. REX makes no representation or warranty, express or implied, to the owners of the shares or any member of the public regarding the advisability of investing in securities generally or in the shares in particular, or as to the ability of any Fund to meet its investment objective.

The Advisor has entered into an agreement with the Sponsor pursuant to which the Sponsor and the Advisor have jointly assumed the obligation of the Advisor to pay all expenses of the Funds, except excluded expenses. The Sponsor will also provide marketing support for the Funds including, but not limited to, providing the Funds with access to and the use of the Sponsor’s marketing capabilities, including leverage the Sponsor’s expertise in developing marketing strategies and communications through print and electronic media. For its services, the Sponsor is entitled to a fee from the Advisor, which is calculated daily and paid

FINANCIAL STATEMENTS | December 31, 2025

T-REX 2X DAILY TARGET ETFS

Notes to Financial Statements - continuedDecember 31, 2025 (Unaudited)

monthly, based on a percentage of the average daily net assets of the Funds. The Sponsor does not act as a distributor to the Funds and does not sell shares of the Funds. All Funds are distributed through the Distributor.

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator. As administrator, CFS supervises all aspects of the operations of the Funds except those performed by the Advisor. For its services, fees to CFS are computed daily and paid monthly.

Custodian

Citibank, N.A. serves as the Funds' Custodian pursuant to a Global Custodial and Agency Services Agreement. For its services, Citibank, N.A. is entitled to a fee. The Advisor pays these fees monthly.

Fund Accountant and Transfer Agent

Citi Fund Services, Ohio, Inc. serves as the Funds' Fund Accountant and Transfer Agent pursuant to a Services Agreement. For its services, Citi Fund Services, Ohio, Inc. is entitled to a fee. The Advisor pays the fees monthly.

Distributor

Foreside Fund Services, LLC serves as the Funds’ principal underwriter pursuant to an ETF Distribution Agreement. For its services, Foreside Fund Services, LLC is entitled to a fee. The Advisor pays these fees monthly.

Trustees and Officers

Each Trustee who is not an “interested person” of the Trust receives compensation for their services to the Funds. Each Trustee receives an annual retainer fee, paid quarterly. Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The Advisor pays these costs.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus, LLP. J. Stephen King Jr. and Robert Rhatigan, each an Assistant Secretary of the Trust, are Partners of Practus, LLP. None of the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Rhatigan receives any special compensation from the Trust or the Funds for serving as officers of the Trust.

FINANCIAL STATEMENTS | December 31, 2025

T-REX 2X DAILY TARGET ETFS

Notes to Financial Statements - continuedDecember 31, 2025 (Unaudited)

The Funds' Chief Compliance Officer and Assistant Chief Compliance Officer are not compensated directly by the Funds for their service. However, the Assistant Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Funds, including the provision of the Chief Compliance Officer and the Assistant Chief Compliance Officer. The Chief Compliance Officer is the Managing Member of Fit Compliance, LLC, which has been retained by Watermark to provide the Chief Compliance Officer’s services. The Advisor pays these fees monthly.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than short-term securities for the six months ended December 31, 2025, were as follows:

	Purchases	Sales
Long Tesla	$1,659,380,822	$1,707,473,559
Inverse Tesla	—	—
Long NVIDIA	2,146,409,843	2,140,908,931
Inverse NVIDIA	—	—

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The tax character of distributions for the six months ended December 31, 2025, and the year ended June 30, 2025, respectively, were as follows:

	Six Months Ended December 31, 2025
	Long Tesla	Inverse Tesla	Long NVIDIA	Inverse NVIDIA
Distributions paid from:
Ordinary income	$—	$589,852	$—	$77,469
Net realized gain	—	—	$19,619,372	—
	$—	$589,852	$19,619,372	$77,469

FINANCIAL STATEMENTS | December 31, 2025

T-REX 2X DAILY TARGET ETFS

Notes to Financial Statements - continuedDecember 31, 2025 (Unaudited)

	Year Ended June 30, 2025
	Long Tesla	Inverse Tesla	Long NVIDIA	Inverse NVIDIA
Distributions paid from:
Ordinary income	$—	$1,847,467	$92,910,312	$2,059,219
	$—	$1,847,467	$92,910,312	$2,059,219

As of December 31, 2025, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

	Accumulated Net Investment Income (Accumulated Deficits)	Other Accumulated Losses	Net Unrealized Appreciation (Depreciation)	Total
Long Tesla	$1,980,721	$259,246,586	$40,433,614	$301,660,921
Inverse Tesla	(1,582,406)	(209,569,026)	(7,257,249)	(218,408,681)
Long NVIDIA	411,539	169,932,104	42,122,013	212,465,656
Inverse NVIDIA	(425,934)	(72,464,962)	(878,051)	(73,768,947)

Cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consist of:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Long Tesla	$—	$40,433,614	$—	$40,433,614
Inverse Tesla	—	—	(7,257,249)	(7,257,249)
Long NVIDIA	—	42,122,013	—	42,122,013
Inverse NVIDIA	—	—	(878,051)	(878,051)

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Funds are listed for trading on the Cboe BZX Exchange, Inc. (each an “Exchange”), and trade at market prices rather than at NAV. Shares of the Funds may trade at a price that is greater than, at, or less than NAV. The Funds will issue and redeem shares at NAV only in blocks of 10,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Funds.

All orders to create Creation Units must be placed with the Funds’ distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities

FINANCIAL STATEMENTS | December 31, 2025

T-REX 2X DAILY TARGET ETFS

Notes to Financial Statements - continuedDecember 31, 2025 (Unaudited)

and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Funds were as follows:

	Six Months Ended December 31, 2025
	Long Tesla	Inverse Tesla	Long NVIDIA	Inverse NVIDIA
Shares sold	42,790,000	11,855,500	98,070,000	4,488,000
Shares redeemed	(53,880,000)	(7,796,027)	(105,320,000)	(4,546,027)
Net increase (decrease)	(11,090,000)	4,059,473	(7,250,000)	(58,027)

	Year Ended June 30, 2025
	Long Tesla	Inverse Tesla(1)	Long NVIDIA(2)	Inverse NVIDIA(3)
Shares sold	64,740,000	307,800,000	149,140,000	224,448,160
Shares redeemed	(67,340,000)	(255,310,000)	(143,300,000)	(195,893,333)
Net increase (decrease)	(2,600,000)	52,490,000	5,840,000	28,554,827

(1)Share amounts for Inverse Tesla have been adjusted for a reverse 1 to 20 stock split effective on October 28, 2025.

(2)Share amounts for Long NVIDIA have been adjusted for a 10 for 1 stock split effective on July 16, 2024.

(3)Share amounts for Inverse NVIDIA have been adjusted for a reverse 1 to 20 stock split effective on October 28, 2025, and for a reverse 1 to 3 stock split effective on July 16, 2024.

On October 14, 2025, the Board of the Trust approved a reverse stock split for Inverse Tesla at a reverse split ratio of 1:20 and approved a reverse stock split for Inverse NVIDIA at a reverse split ratio of 1:20. The Creation Unit size for each Fund remains at 10,000 shares per unit.

For Inverse Tesla, the record date for the stock split was October 27, 2025, and the stock split was effectuated after the close of trading on October 28, 2025. Shares of Inverse Tesla began trading on a split-adjusted basis on October 29, 2025.

For Inverse NVIDIA, the record date for the stock split was October 27, 2025, and the stock split was effectuated after the close of trading on October 28, 2025. Shares of Inverse NVIDIA began trading on a split-adjusted basis on October 29, 2025.

FINANCIAL STATEMENTS | December 31, 2025

T-REX 2X DAILY TARGET ETFS

Notes to Financial Statements - continuedDecember 31, 2025 (Unaudited)

All historical per share information has been retroactively adjusted to reflect these stock splits. Set forth below are details regarding the splits effected on October 29, 2025:

	Date	Rate	Net Asset Value Before Split	Net Asset Value After Split	Shares Outstanding Before Split	Shares Outstanding After Split
Inverse Tesla	10/28/2025	1 for 20	$ 0.63	$ 12.60	123,070,000	6,153,500
Inverse NVIDIA	10/28/2025	1 for 20	$ 0.77	$ 15.40	34,791,494	1,739,575

On June 21, 2024, the Board of the Trust approved a stock split for Long NVIDIA at a split ratio of 10:1 and approved a reverse stock split for Inverse NVIDIA at a reverse split ratio of 1:3. The Creation Unit size for each Fund remains at 10,000 shares per unit.

For Long NVIDIA, the record date for the stock split was July 15, 2024, and the stock split was effectuated after the close of trading on July 15, 2024. Shares of Long NVIDIA began trading on a split-adjusted basis on July 16, 2024.

For Inverse NVIDIA, the record date for the reverse stock split was July 15, 2024, and the reverse stock split was effectuated after the close of trading on July 15, 2024. Shares of Inverse NVIDIA began trading on a split-adjusted basis on July 16, 2024.

All historical per share information has been retroactively adjusted to reflect these stock splits. Set forth below are details regarding the splits effected on July 16, 2024:

	Date	Rate	Net Asset Value Before Split	Net Asset Value After Split	Shares Outstanding Before Split	Shares Outstanding After Split
Long NVIDIA	7/15/2024	10 for 1	$ 174.20	$ 17.42	4,150,000	41,500,000
Inverse NVIDIA	7/15/2024	1 for 3	$ 1.88	$ 5.64	21,240,000	7,080,000

NOTE 6 – RISKS OF INVESTING IN THE FUNDS

An investment in the Funds entails risk. A Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested a Fund. A Fund is not a complete investment program. In addition, the Funds present risks not traditionally associated with other mutual funds and ETFs. An investment in the Funds is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. A complete description of the principal risks is included in the Funds’ prospectus under the heading “Principal Risks.”

FINANCIAL STATEMENTS | December 31, 2025

T-REX 2X DAILY TARGET ETFS

Notes to Financial Statements - continuedDecember 31, 2025 (Unaudited)

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statements of Assets and Liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

FINANCIAL STATEMENTS | December 31, 2025

T-REX 2X DAILY TARGET ETFS

Supplemental Information (Unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Not applicable.

Remuneration paid to Trustees, Officers, and others of open-end management investment companies.

Because Tuttle Capital Management, LLC (the “Advisor”) has agreed in the Investment Advisory Agreement to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, the Advisor pays the compensation to each Independent Trustee and the Chief Compliance Officer for services to the Fund from the Advisor’s management fees.

Statement Regarding Basis for Approval of Investment Advisory Contract.

INVESTMENT ADVISORY AGREEMENT APPROVAL

This semi-annual report pertains only to the T-REX 2X Long Tesla Daily Target ETF, T-REX 2X Inverse Tesla Daily Target ETF, T-REX 2X Long NVIDIA Daily Target ETF and T-REX 2X Inverse NVIDIA Daily Target ETF (the “Funds”).

At a meeting held on June 18-19, 2025 (the “Meeting”), the Board considered the continuation of the Investment Advisory Agreement (the “Tuttle Advisory Agreement”) between ETFOT and Tuttle Capital Management, LLC (“TCM”), with respect to the Funds. The Board reflected on its discussions with the representatives from TCM earlier in the Meeting regarding the manner in which the Funds are managed and the roles and responsibilities of TCM under the Tuttle Advisory Agreement.

The Trustees reviewed a memorandum from Trust Counsel that addressed the Trustees’ duties when considering the approval of the Tuttle Advisory Agreement and the responses of TCM to requests for information from Trust Counsel on behalf of the Board. Trust Counsel noted that the response included information on the personnel of and services to be provided by TCM, an expense comparison analysis for the Funds and comparable ETFs, and the Tuttle Advisory Agreement. Trust Counsel discussed the types of information and factors that should be considered by the Board in order to make an

FINANCIAL STATEMENTS | December 31, 2025

T-REX 2X DAILY TARGET ETFS

Supplemental Information (Unaudited)

informed decision regarding the approval of the Tuttle Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services to be provided by TCM; (ii) the investment performance of the Funds; (iii) the costs of the services to be provided and profits to be realized by TCM from the relationship with the Funds; (iv) the extent to which economies of scale have been realized and whether advisory fee levels reflect those economies of scale for the benefit of its investors; and (v) possible conflicts of interest and other benefits.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared or presented at this Meeting. The Board requested or was provided with information and reports relevant to the approval of the Tuttle Advisory Agreement, including: (i) information regarding the services and support to be provided by TCM to the Funds and their shareholders; (ii) presentations by management of TCM addressing the investment philosophy, investment strategy, personnel and operations to be utilized in managing the Funds; (iii) information pertaining to the compliance structure of TCM; (iv) disclosure information contained in the Funds’ registration statements and TCM’s Form ADV and/or its policies and procedures; and (v) the memorandum from Trust Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Tuttle Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

Trust Counsel reminded the Board that it also requested and received various informational materials including, without limitation: (i) documents containing information about TCM, including financial information, personnel and the services to be provided by TCM to the New Tuttle ETFs, TCM’s compliance program, current legal matters, and other general information; (ii) expenses of the Funds and comparative expense information for other ETFs with strategies similar to the Funds prepared by an independent third party; (iii) the effect of size on the Funds’ performance and expenses; and (iv) benefits realized by TCM from its relationship with the Funds.

The Board did not identify any particular information that was most relevant to its consideration to approve the Tuttle Advisory Agreement, and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the Tuttle Advisory Agreement, the Trustees considered numerous factors, including:

FINANCIAL STATEMENTS | December 31, 2025

T-REX 2X DAILY TARGET ETFS

Supplemental Information (Unaudited)

1. The nature, extent, and quality of the services to be provided by TCM

In this regard, the Board considered the responsibilities of TCM under the Tuttle Advisory Agreement. The Board reviewed the services to be provided by TCM to the Funds, including, without limitation, TCM’s process for formulating investment recommendations and the processes of TCM for assuring compliance with the Funds’ investment objectives and limitations; TCM’s processes for trade execution and broker-dealer selection for portfolio transactions; the coordination of services by TCM for the Funds among the service providers; and the anticipated efforts of TCM to promote the Funds and grow their assets. The Board considered: the staffing, personnel, and methods of operating of TCM; the education and experience of its personnel; and information provided regarding its compliance program and policies and procedures. After reviewing the foregoing and further information from TCM, the Board concluded that the quality, extent, and nature of the services to be provided by TCM was satisfactory and adequate for the Funds.

2. The investment performance of TCM

The Board reviewed the performance of the T-REX 2X Long NVIDIA Daily Target ETF (“Long NVIDIA ETF”), T-REX 2X Inverse NVIDIA Daily Target ETF (“Inverse NVIDIA ETF”), T-REX 2X Long Tesla Daily Target ETF (“Long Tesla ETF”) and T-REX 2X Inverse NVIDIA Daily Target ETF (the “Inverse NVIDIA ETF”) for the one-year period ended March 31, 2025. The Board noted that the Inverse NVIDIA ETF and the Inverse Tesla ETF had underperformed the S&P 500 TR Index, the median of their Morningstar category, the Trading – Inverse Equity category (“Inverse Category”), and the median of a peer group selected from their Category (“Inverse Peer Group”) for the period. The Board also noted that the Long NVIDIA ETF had underperformed the S&P 500 TR Index, the median of its Morningstar category, the Trading – Leveraged Equity category (“Leveraged Category”), and the median of its peer group (“Leveraged Peer Group) for the period, while the Long Tesla ETF had outperformed the S&P 500 TR Index and the median of funds in the Leveraged Category, but had underperformed the median of the Leveraged Peer Group. After a detailed discussion of the Funds’ performance, the Board concluded, in light of all the facts and circumstances, that the investment performance of the Funds was satisfactory.

3. The costs of services to be provided and profits to be realized by TCM from its relationship with the Funds.

In this regard, the Board considered the financial condition of TCM and the level of commitment to the Funds by TCM. The Board also considered the assets

FINANCIAL STATEMENTS | December 31, 2025

T-REX 2X DAILY TARGET ETFS

Supplemental Information (Unaudited)

and expenses of each Fund, including the nature and frequency of advisory payments. The Trustees noted the information on profitability provided by TCM. The Trustees considered the unitary fee structure of the TCM Advisory Agreement. The Board compared the advisory fees of the Funds to the fees of funds in the Leveraged Category or Inverse Category, and the Leveraged Peer Group or Inverse Peer Group, as applicable. The Trustees noted that the Long NVIDIA and Long Tesla ETFs’ advisory fees were higher than the median of the Leveraged Peer Group and Leveraged Category, and their gross and net expense ratios were lower than the median of their Leveraged Peer Group and Leveraged Category, except that the Long NVIDIA ETF’s net expense ratio was in line with the median of its Peer Group. The Trustees noted that Inverse NVIDIA ETF’s and Inverse Tesla ETF’s advisory fees were higher than the median of the Inverse Peer Group and higher than the median of the Inverse Category, and the Inverse NVIDIA and Inverse Tesla ETFs’ gross and net expense ratios were lower than the median of the Inverse Peer Group and the Inverse Category, The Trustees also noted that Tuttle does not manage any separate accounts with strategies similar to those of the Funds. The Trustees considered Tuttle’s profitability in managing the Funds. After further consideration, the Board concluded that the profitability and fees paid to Tuttle were within an acceptable range in light of the services provided by Tuttle.

4. The extent to which economies of scale would be realized as the Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the Funds’ shareholders.

The Trustees considered that the Adviser did not believe that the Funds were of sufficient size to achieve economies of scale at current asset levels. The Board noted that the unitary fee structure limits the shareholders’ exposure to underlying operating expense increases.

5. Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Funds; the basis of decisions to buy or sell securities for the Funds; and the substance and administration of the Code of Ethics and other relevant policies of TCM. The Board noted that TCM represented that it would not utilize soft dollars or commission recapture with regard to the Funds. The Board also considered potential benefits for TCM in managing the Funds. Following further consideration and discussion, the Board concluded that the standards and

FINANCIAL STATEMENTS | December 31, 2025

T-REX 2X DAILY TARGET ETFS

Supplemental Information (Unaudited)

practices of TCM relating to the identification and mitigation of potential conflicts of interest, as well as the benefits derived by TCM from managing the Funds were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Trust Counsel and further discussion and careful review by the Trustees, the Board determined that the compensation payable under the TCM Advisory Agreement in respect of the Funds was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the continuation of the Tuttle Advisory Agreement.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes remuneration paid to the Trustees and Officers in the Supplemental Information.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Reference Item 7 which  includes investment advisory contract approval in the Supplemental Information.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.  CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR - Not applicable.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 - Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: March 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: March 9, 2026

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: March 9, 2026

* Print the name and title of each signing officer under his or her signature.